Post employment benefits - Actuarial assumptions (Details) € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£) age	Mar. 31, 2019 EUR (€) age	Mar. 31, 2018 EUR (€) age	Mar. 31, 2017 EUR (€) age
Post employment benefits
Actuarial losses recognised in the SOCI		€ (33)	€ (70)	€ (272)
Defined benefit pension schemes
Post employment benefits
Rate of inflation (as a percent)	2.90%	2.90%	2.90%	3.00%
Rate of increase in salaries (as a percent)	2.70%	2.70%	2.70%	2.60%
Discount rate (as a percent)	2.30%	2.30%	2.50%	2.60%
Number of years pension will be available for male pensioner	23 years 3 months 18 days	23 years 3 months 18 days	23 years 2 months 12 days	24 years 1 month 6 days
Number of years pension will be available for female pensioner	26 years 7 months 6 days	26 years 7 months 6 days	26 years 6 months	25 years 4 months 24 days
Current retirement age for pensioner | age	65	65	65	65
Number of years pension will be available for male non-pensioner	26 years 2 months 12 days	26 years 2 months 12 days	26 years 1 month 6 days	26 years 8 months 12 days
Number of years pension will be available for female non-pensioner	29 years 4 months 24 days	29 years 4 months 24 days	29 years 3 months 18 days	28 years 3 months 18 days
Retirement age for availing pension by non-pensioner | age	65	65
Current eligible age for availing pension by non-pensioner | age	40	40
Current service cost		€ 31	€ 34	€ 43
Past service cost	£ 14	16	2	(27)
Net interest charge		10	8	4
Total included within staff costs		57	44	20
Actuarial losses recognised in the SOCI		€ 33	€ 94	€ 274